Subsequent Events	12 Months Ended
Dec. 31, 2017
Subsequent events
Subsequent events

46.        Subsequent events

(i)	Capital contribution in Semiconductor Manufacturing South China Corporation (“SMSC”)

On January 30, 2018, SMIC Holdings, SMIC Shanghai, China IC Fund and Shanghai IC Fund entered into the joint venture agreement and the capital contribution agreement pursuant to which SMIC Holdings, China IC Fund and Shanghai IC Fund agreed to make cash contribution to the registered capital of SMSC in the amount of US$1.5435 billion, US946.5 million and US$800 million, respectively. As a result of the capital contribution: (i) the registered capital of SMSC will increase from US$210 million to US$3.5 billion; (ii) the Company’s equity interest in SMSC, through SMIC Holdings and SMIC Shanghai, will decrease from 100% to 50.1%; and (iii) SMSC will be owned as to 27.04% and 22.86% by China IC Fund and Shanghai IC Fund, respectively.

(ii)	Equity transfer and capital contribution in Ningbo Semiconductor International Corporation (“NSI”)

On March 22, 2018, NSI, SMIC Holdings and China IC Fund entered into the equity transfer agreement, pursuant to which SMIC Holdings has agreed to sell the equity Interest to China IC Fund. Upon the completion of the equity transfer, the shareholding of SMIC Holdings in NSI will decrease from approximately 66.76% to 38.59%, and NSI will cease to be a subsidiary of the Company and its financial results will cease to be consolidated with the Group’s results. There is no gain or loss expected to accrue to the Company as a result of the equity transfer. The equity transfer has been completed in April, 2018 and the Group recorded its ownership interest of NCI as investment in associate.

On March 23, 2018, NSI, SMIC Holdings, China IC Fund, Ningbo Senson Electronics Technology Co., Ltd, Beijing Integrated Circuit Design and Testing Fund, Ningbo Integrated Circuit Industry Fund and Infotech National Emerging Fund entered into the capital increase agreement, pursuant to which (i) SMIC Holdings has agreed to make further cash contribution of RMB565 million (approximately US$89.4 million) into the registered capital of NSI. Its shareholding in the Joint Venture Company will decrease from approximately 38.59% to approximately 38.57%; (ii) China IC Fund has agreed to make further cash contribution of RMB500 million(approximately US$79.2 million) into the registered capital of NSI. Its shareholding in NSI will increase from approximately 28.17% to approximately 32.97%. The all above parties’ performance of the Capital Contribution obligations will lead to an increase in the registered capital from RMB355 million to RMB1.82 billion (approximately US$56.2 million to US$288.1 million).